UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2012


[LOGO OF USAA]
   USAA(R)

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA NASDAQ-100 INDEX FUND
       JUNE 30, 2012

 ===============================================

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

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PRESIDENT'S MESSAGE

"AS I HAVE SAID IN THE PAST, HIGH ENERGY
PRICES REDUCE THE AMOUNT OF MONEY AMERICAN
CONSUMERS HAVE TO SPEND ON OTHER THINGS.           [PHOTO OF DANIEL S. McNAMARA]
THE REVERSE IS ALSO TRUE; A DECLINE IN ENERGY
PRICES CAN STIMULATE CONSUMER SPENDING."

--------------------------------------------------------------------------------

AUGUST 2012

Market sentiment fluctuated widely during the six-month reporting period. While it was a bumpy ride for investors, U.S. equities posted gains of approximately 9.5% as measured by the S&P 500(R) Index. This was in stark contrast to the stocks of developed and developing nations, many of which fell during the reporting period. Meanwhile, Treasuries continued to generate strong returns -- much to the surprise of some market participants.

At the beginning of 2012, U.S. economic data -- including the level of unemployment -- appeared to improve. We were skeptical, mainly because we believed the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank continued its version of quantitative easing (long-term refinancing operations or "LTROs"), flooding the European banking system with Euros.

Though many observers had hoped that U.S. economic activity would accelerate during the spring of this year, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook. At the same time, Europe's problems flared anew, causing investors to shift into safer assets. The U.S. Treasury market extended its rally and yields (which move in the opposite direction of prices) fell to record lows. At one point, the yield on 10-year U.S. Treasuries was 1.45%.

As the reporting period ended, optimism once again dominated the market. Despite a weak global economy, investors hoped that stronger European

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

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Union nations, such as Germany, would relax austerity conditions, promote a pro-growth agenda, and create mechanisms to provide more financial assistance to countries such as Spain and Italy, which suffer from high borrowing costs.

In the United States, politics dominated investors' attention as they focused on the contentious debate over another increase in the nation's debt ceiling. In addition, unless Congress acts, tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013. (This is the "fiscal cliff" being discussed in the media.) All the same, investors should not lose sight of a growing list of positives. Housing prices are beginning to improve in some of the harder hit markets around the country. Even more encouraging, energy prices have declined. As I have said in the past, high energy prices reduce the amount of money American consumers have to spend on other things. The reverse is also true; a decline in energy prices can stimulate consumer spending. Finally, automobile sales also have picked up as Americans, who have deferred car purchases in recent years, began to replace aging vehicles with new models.

Going forward, risks remain. However, in my opinion, there also are significant opportunities. Rest assured that your team of USAA portfolio managers will do their utmost to stay abreast of changing market conditions as they strive to meet your investment expectations.

From all of us here at USAA Asset Management Company*, thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            4

FINANCIAL INFORMATION

   Portfolio of Investments                                                    8

   Notes to Portfolio of Investments                                          15

   Financial Statements                                                       16

   Notes to Financial Statements                                              19

EXPENSE EXAMPLE                                                               32

ADVISORY AGREEMENTS                                                           34

The opinions expressed herein should not be considered as promises or advice and are applicable only through the period on the front of this report. The risks of investing in your fund are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA NASDAQ-100 INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE NASDAQ-100 INDEX. THE NASDAQ-100 INDEX REPRESENTS 100 OF THE LARGEST NONFINANCIAL STOCKS TRADED ON THE NASDAQ STOCK MARKET(R).

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o HOW DID THE USAA NASDAQ-100 INDEX FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   The Nasdaq-100 Index (the Index) returned 15.43% for the first half of 2012. The Fund posted a total return of 14.98% for the first half of 2012, in line with the Index it seeks to track.

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   The first half of 2012 could be characterized as a tale of two quarters for U.S. equities. Stocks enjoyed a strong start to the beginning of the year supported by declining unemployment and jobless claims hitting their lowest level since April 2008. Corporate earnings data was robust, driving positive performance in nearly every sector. Favorable economic news in the United States was complemented by the relatively calm execution of a Greek debt swap, enabling European leaders to approve an additional round of financing. The first quarter ended with the U.S. Federal Reserve completing its latest round of bank stress tests, concluding that the majority of major U.S. financial institutions were well capitalized to withstand a dramatic economic downturn.

   In the second quarter, the story changed. News of U.S. gross domestic product
   (GDP) growth in the first quarter coming in below expectations and economic data out of China reporting an annual GDP growth rate

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   Refer to page 5 for benchmark definitions.

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2  | USAA NASDAQ-100 INDEX FUND

================================================================================

   of just 8.1% (the lowest level since 2009) weighed heavily on stocks. Most notably was political uncertainty in Europe, evidenced by Greece's inability to form a coalition government, uncertainty around the agenda of incoming French Socialist party candidate Francois Hollande, and German Chancellor Merkel's party losing local and state elections. This past June, however, there was a silver lining for domestic equities. The Index, driven by the European agreement that alleviated much concern of bank failure, the extension of Operation Twist, and a commitment to keep U.S. interest rates low through 2014, rebounded somewhat in the second quarter.

o  PLEASE DESCRIBE SECTOR PERFORMANCE.

   From a sector standpoint, Consumer Discretionary, Health Care, and Consumer Staples exhibited the strongest returns at 21.68%, 17.39%, and 17.03%, respectively. Information Technology, with an average weight of 68% of the Index, was positive for the period posting a return of 14.51%. Industrials had a negative return at -2.12% for the period.

o  WHAT'S THE OUTLOOK FOR THE FUND?

   We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

   Thank you for your investment in the Fund.

   Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA NASDAQ-100 INDEX FUND (Ticker Symbol: USNQX)


--------------------------------------------------------------------------------
                                           6/30/12                  12/31/11
--------------------------------------------------------------------------------

Net Assets                             $283.0 Million            $218.2 Million
Net Asset Value Per Share                  $7.52                     $6.54


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/12
--------------------------------------------------------------------------------
    12/31/11 to 6/30/12*           1 Year           5 Years            10 Years

           14.98%                  12.87%            6.20%               9.26%


--------------------------------------------------------------------------------
                        EXPENSE RATIO AS OF 12/31/11**
--------------------------------------------------------------------------------

                                      0.72%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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4  | USAA NASDAQ-100 INDEX FUND

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                 USAA NASDAQ-100
                              NASDAQ-100 INDEX                     INDEX FUND
 6/30/2002                       $10,000.00                        $10,000.00
 7/31/2002                         9,151.92                          9,164.18
 8/31/2002                         8,965.27                          8,955.22
 9/30/2002                         7,920.19                          7,910.45
10/31/2002                         9,414.78                          9,402.99
11/30/2002                        10,620.13                         10,597.01
12/31/2002                         9,367.91                          9,343.28
 1/31/2003                         9,356.22                          9,313.43
 2/28/2003                         9,615.93                          9,582.09
 3/31/2003                         9,701.66                          9,641.79
 4/30/2003                        10,534.85                         10,477.61
 5/31/2003                        11,411.62                         11,343.28
 6/30/2003                        11,448.07                         11,343.28
 7/31/2003                        12,166.38                         12,059.70
 8/31/2003                        12,781.35                         12,656.72
 9/30/2003                        12,424.64                         12,298.51
10/31/2003                        13,506.86                         13,343.28
11/30/2003                        13,584.68                         13,432.84
12/31/2003                        14,003.29                         13,820.90
 1/31/2004                        14,244.52                         14,059.70
 2/29/2004                        14,032.22                         13,820.90
 3/31/2004                        13,727.36                         13,522.39
 4/30/2004                        13,375.76                         13,164.18
 5/31/2004                        13,999.39                         13,761.19
 6/30/2004                        14,481.47                         14,238.81
 7/31/2004                        13,373.76                         13,134.33
 8/31/2004                        13,079.36                         12,835.82
 9/30/2004                        13,500.65                         13,253.73
10/31/2004                        14,208.88                         13,940.30
11/30/2004                        15,026.84                         14,716.42
12/31/2004                        15,507.94                         15,194.03
 1/31/2005                        14,538.26                         14,232.33
 2/28/2005                        14,468.13                         14,142.44
 3/31/2005                        14,196.60                         13,872.77
 4/30/2005                        13,607.61                         13,273.52
 5/31/2005                        14,785.15                         14,412.10
 6/30/2005                        14,315.38                         13,962.66
 7/31/2005                        15,386.99                         14,981.40
 8/31/2005                        15,174.02                         14,771.66
 9/30/2005                        15,365.66                         14,951.43
10/31/2005                        15,151.42                         14,741.70
11/30/2005                        16,057.44                         15,610.62
12/31/2005                        15,801.87                         15,340.95
 1/31/2006                        16,433.46                         15,970.17
 2/28/2006                        16,059.66                         15,580.65
 3/31/2006                        16,379.91                         15,880.28
 4/30/2006                        16,353.95                         15,850.32
 5/31/2006                        15,202.32                         14,711.73
 6/30/2006                        15,161.70                         14,651.81
 7/31/2006                        14,530.79                         14,052.55
 8/31/2006                        15,221.37                         14,711.73
 9/30/2006                        15,938.95                         15,370.91
10/31/2006                        16,696.33                         16,119.98
11/30/2006                        17,274.11                         16,659.31
12/31/2006                        16,953.02                         16,329.72
 1/31/2007                        17,296.40                         16,659.31
 2/28/2007                        17,015.49                         16,389.65
 3/31/2007                        17,121.34                         16,479.54
 4/30/2007                        18,046.17                         17,348.46
 5/31/2007                        18,644.64                         17,917.75
 6/30/2007                        18,703.03                         17,947.71
 7/31/2007                        18,685.28                         17,917.75
 8/31/2007                        19,250.85                         18,457.08
 9/30/2007                        20,242.81                         19,385.93
10/31/2007                        21,676.04                         20,764.22
11/30/2007                        20,245.53                         19,385.93
12/31/2007                        20,214.59                         19,326.00
 1/31/2008                        17,855.14                         17,078.79
 2/29/2008                        16,939.82                         16,179.91
 3/31/2008                        17,299.55                         16,509.50
 4/30/2008                        18,619.21                         17,767.94
 5/31/2008                        19,751.95                         18,846.60
 6/30/2008                        17,853.63                         17,018.87
 7/31/2008                        17,973.41                         17,108.76
 8/31/2008                        18,217.18                         17,348.46
 9/30/2008                        15,514.85                         14,741.70
10/31/2008                        12,989.19                         12,344.67
11/30/2008                        11,554.14                         10,966.38
12/31/2008                        11,811.68                         11,206.09
 1/31/2009                        11,507.72                         10,906.46
 2/28/2009                        10,909.85                         10,337.16
 3/31/2009                        12,085.81                         11,445.79
 4/30/2009                        13,626.21                         12,913.96
 5/31/2009                        14,047.04                         13,303.48
 6/30/2009                        14,458.12                         13,663.03
 7/31/2009                        15,695.88                         14,831.58
 8/31/2009                        15,927.10                         15,041.32
 9/30/2009                        16,850.22                         15,910.24
10/31/2009                        16,345.91                         15,400.88
11/30/2009                        17,348.09                         16,359.69
12/31/2009                        18,263.95                         17,198.64
 1/31/2010                        17,096.70                         16,090.02
 2/28/2010                        17,880.64                         16,809.13
 3/31/2010                        19,257.82                         18,097.53
 4/30/2010                        19,681.49                         18,487.04
 5/31/2010                        18,244.33                         17,138.72
 6/30/2010                        17,137.78                         16,060.06
 7/31/2010                        18,372.19                         17,228.61
 8/31/2010                        17,441.81                         16,329.72
 9/30/2010                        19,721.35                         18,457.08
10/31/2010                        20,974.52                         19,625.63
11/30/2010                        20,942.26                         19,565.70
12/31/2010                        21,945.35                         20,489.78
 1/31/2011                        22,583.02                         21,089.78
 2/28/2011                        23,289.89                         21,719.77
 3/31/2011                        23,178.29                         21,599.77
 4/30/2011                        23,829.73                         22,199.76
 5/31/2011                        23,551.19                         21,929.77
 6/30/2011                        23,092.27                         21,479.77
 7/31/2011                        23,476.83                         21,839.77
 8/31/2011                        22,305.40                         20,729.78
 9/30/2011                        21,296.77                         19,769.79
10/31/2011                        23,506.46                         21,809.77
11/30/2011                        22,916.52                         21,239.77
12/31/2011                        22,751.50                         21,084.70
 1/31/2012                        24,658.30                         22,825.64
 2/29/2012                        26,253.15                         24,308.66
 3/31/2012                        27,582.90                         25,501.52
 4/30/2012                        27,280.34                         25,211.37
 5/31/2012                        25,334.00                         23,405.95
 6/30/2012                        26,262.47                         24,244.18

                                 [END CHART]

                        Data from 6/30/02 to 6/30/12.

The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, an unmanaged modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

"Nasdaq-100(R)," "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trademarks or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for our use. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. The Fund is not sponsored, sold, or promoted by The Nasdaq Stock Market, Inc., and The Nasdaq Stock Market, Inc. makes no representation regarding the advisability of investing in the Fund. Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 6/30/12
                                (% of Net Assets)

Apple, Inc. .............................................................. 18.0%
Microsoft Corp. ..........................................................  8.5%
Google, Inc. "A" .........................................................  5.0%
Oracle Corp. .............................................................  4.9%
Intel Corp. ..............................................................  4.4%
Amazon.com, Inc. .........................................................  3.4%
QUALCOMM, Inc. ...........................................................  3.2%
Cisco Systems, Inc. ......................................................  3.0%
Comcast Corp. "A" ........................................................  2.2%
Amgen, Inc. ..............................................................  1.9%

You will find a complete list of securities that the Fund owns on pages 8-14.

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6  | USAA NASDAQ-100 INDEX FUND

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                      o  SECTOR ALLOCATION* -- 6/30/2012  o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                    64.2%
CONSUMER DISCRETIONARY                                                    15.7%
HEALTH CARE                                                               10.4%
CONSUMER STAPLES                                                           2.5%
INDUSTRIALS                                                                1.7%
TELECOMMUNICATION SERVICES                                                 0.8%
MATERIALS                                                                  0.4%

                                   [END CHART]

* Excludes money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

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PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (95.7%)

            CONSUMER DISCRETIONARY (15.7%)
            ------------------------------
            APPAREL RETAIL (0.5%)
   21,102   Ross Stores, Inc.                                           $  1,318
                                                                        --------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    5,776   Fossil, Inc.*                                                    442
                                                                        --------
            AUTOMOTIVE RETAIL (0.3%)
   11,751   O'Reilly Automotive, Inc.*                                       985
                                                                        --------
            CABLE & SATELLITE (3.7%)
  196,604   Comcast Corp."A"                                               6,285
   61,034   DIRECTV "A"*                                                   2,980
  354,279   Sirius Satellite Radio, Inc.*                                    655
   25,986   Virgin Media, Inc.                                               634
                                                                        --------
                                                                          10,554
                                                                        --------
            CASINOS & GAMING (0.3%)
    9,364   Wynn Resorts Ltd.                                                971
                                                                        --------
            CATALOG RETAIL (0.3%)
   49,359   Liberty Media Corp.- Interactive "A"*                            878
                                                                        --------
            CONSUMER ELECTRONICS (0.3%)
   19,397   Garmin Ltd.                                                      743
                                                                        --------
            DEPARTMENT STORES (0.2%)
    9,904   Sears Holdings Corp.*                                            591
                                                                        --------
            EDUCATION SERVICES (0.1%)
   11,199   Apollo Group, Inc."A"*                                           405
                                                                        --------
            GENERAL MERCHANDISE STORES (0.4%)
   21,614   Dollar Tree, Inc.*                                             1,163
                                                                        --------
            HOMEFURNISHING RETAIL (0.5%)
   21,665   Bed Bath & Beyond, Inc.*                                       1,339
                                                                        --------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
   13,681   Ctrip.com International Ltd. ADR*                                229
                                                                        --------

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8  | USAA NASDAQ-100 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INTERNET RETAIL (4.8%)
   41,986   Amazon.com, Inc.*                                           $  9,588
   10,650   Expedia, Inc.                                                    512
    5,188   Netflix, Inc.*                                                   355
    4,640   Priceline.com, Inc.*                                           3,083
                                                                        --------
                                                                          13,538
                                                                        --------
            LEISURE PRODUCTS (0.4%)
   31,745   Mattel, Inc.                                                   1,030
                                                                        --------
            MOVIES & ENTERTAINMENT (2.0%)
  151,277   News Corp. "A"                                                 3,372
   45,541   Viacom, Inc. "B"                                               2,141
                                                                        --------
                                                                           5,513
                                                                        --------
            RESTAURANTS (1.3%)
   70,691   Starbucks Corp.                                                3,769
                                                                        --------
            SPECIALTY STORES (0.3%)
   64,247   Staples, Inc.                                                    839
                                                                        --------
            Total Consumer Discretionary                                  44,307
                                                                        --------
            CONSUMER STAPLES (2.5%)
            -----------------------
            FOOD RETAIL (0.6%)
   17,107   Whole Foods Market, Inc.                                       1,631
                                                                        --------
            HYPERMARKETS & SUPER CENTERS (1.4%)
   40,373   Costco Wholesale Corp.                                         3,835
                                                                        --------
            PACKAGED FOODS & MEAT (0.1%)
   14,496   Green Mountain Coffee Roasters, Inc.*                            316
                                                                        --------
            SOFT DRINKS (0.4%)
   16,421   Monster Beverage Corp.*                                        1,169
                                                                        --------
            Total Consumer Staples                                         6,951
                                                                        --------
            HEALTH CARE (10.4%)
            -------------------
            BIOTECHNOLOGY (6.2%)
   17,902   Alexion Pharmaceuticals, Inc.*                                 1,778
   72,473   Amgen, Inc.                                                    5,293
   22,325   Biogen Idec, Inc.*                                             3,223
   41,051   Celgene Corp.*                                                 2,634
   70,569   Gilead Sciences, Inc.*                                         3,619
   19,688   Vertex Pharmaceuticals, Inc.*                                  1,101
                                                                        --------
                                                                          17,648
                                                                        --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HEALTH CARE DISTRIBUTORS (0.2%)
    8,363   Henry Schein, Inc.*                                         $    656
                                                                        --------
            HEALTH CARE EQUIPMENT (0.7%)
    3,700   Intuitive Surgical, Inc.*                                      2,049
                                                                        --------
            HEALTH CARE SERVICES (1.5%)
   75,072   Express Scripts Holdings Co.*                                  4,191
                                                                        --------
            HEALTH CARE SUPPLIES (0.2%)
   13,248   DENTSPLY International, Inc.                                     501
                                                                        --------
            HEALTH CARE TECHNOLOGY (0.5%)
   15,884   Cerner Corp.*                                                  1,313
                                                                        --------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
   16,604   Life Technologies Corp.*                                         747
                                                                        --------
            PHARMACEUTICALS (0.8%)
   40,002   Mylan, Inc.*                                                     855
    8,695   Perrigo Co.                                                    1,026
   23,286   Warner Chilcott plc "A"*                                         417
                                                                        --------
                                                                           2,298
                                                                        --------
            Total Health Care                                             29,403
                                                                        --------
            INDUSTRIALS (1.7%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.6%)
   15,134   C.H. Robinson Worldwide, Inc.                                    886
   19,755   Expeditors International of Washington, Inc.                     765
                                                                        --------
                                                                           1,651
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   33,233   PACCAR, Inc.                                                   1,303
                                                                        --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    7,954   Stericycle, Inc.*                                                729
                                                                        --------
            TRADING COMPANIES & DISTRIBUTORS (0.4%)
   27,636   Fastenal Co.                                                   1,114
                                                                        --------
            Total Industrials                                              4,797
                                                                        --------
            INFORMATION TECHNOLOGY (64.2%)
            ------------------------------
            APPLICATION SOFTWARE (2.1%)
   46,250   Adobe Systems, Inc.*                                           1,497
   21,419   Autodesk, Inc.*                                                  750
   17,357   Citrix Systems, Inc.*                                          1,457
   27,367   Intuit, Inc.                                                   1,624
   28,462   Nuance Communications, Inc.*                                     678
                                                                        --------
                                                                           6,006
                                                                        --------

================================================================================

10  | USAA NASDAQ-100 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT (6.6%)
  499,238   Cisco Systems, Inc.                                         $  8,572
    7,377   F5 Networks, Inc.*                                               734
  159,765   QUALCOMM, Inc.(a)                                              8,896
   48,053   Research In Motion Ltd.*                                         355
                                                                        --------
                                                                          18,557
                                                                        --------
            COMPUTER HARDWARE (18.7%)
   87,142   Apple, Inc.(a)*                                               50,891
  162,994   Dell, Inc.*                                                    2,041
                                                                        --------
                                                                          52,932
                                                                        --------
            COMPUTER STORAGE & PERIPHERALS (1.0%)
   33,833   NetApp, Inc.*                                                  1,076
   22,717   SanDisk Corp.*                                                   829
   39,633   Seagate Technology plc                                           980
                                                                        --------
                                                                           2,885
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
   45,570   Automatic Data Processing, Inc.                                2,537
   12,716   Fiserv, Inc.*                                                    918
   33,772   Paychex, Inc.                                                  1,061
                                                                        --------
                                                                           4,516
                                                                        --------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
   62,997   Flextronics International Ltd.*                                  391
                                                                        --------
            HOME ENTERTAINMENT SOFTWARE (0.6%)
  103,603   Activision Blizzard, Inc.                                      1,242
   29,643   Electronic Arts, Inc.*                                           366
                                                                        --------
                                                                           1,608
                                                                        --------
            INTERNET SOFTWARE & SERVICES (8.8%)
   16,758   Akamai Technologies, Inc.*                                       532
   25,554   Baidu, Inc. ADR*                                               2,938
  120,336   eBay, Inc.*                                                    5,055
   24,228   Google, Inc. "A"*                                             14,054
   14,714   VeriSign, Inc.*                                                  641
  113,564   Yahoo!, Inc.*                                                  1,798
                                                                        --------
                                                                          25,018
                                                                        --------
            IT CONSULTING & OTHER SERVICES (0.7%)
   28,380   Cognizant Technology Solutions Corp. "A"*                      1,703
    7,213   Infosys Technologies Ltd. ADR                                    325
                                                                        --------
                                                                           2,028
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (0.9%)
  119,470   Applied Materials, Inc.                                     $  1,369
   15,638   KLA-Tencor Corp.                                                 770
   11,210   Lam Research Corp.*                                              423
                                                                        --------
                                                                           2,562
                                                                        --------
            SEMICONDUCTORS (8.4%)
   30,028   Altera Corp.                                                   1,016
   22,709   Avago Technologies Ltd.                                          815
   46,419   Broadcom Corp. "A"*                                            1,569
  468,839   Intel Corp.                                                   12,495
   21,504   Linear Technology Corp.                                          674
   53,413   Marvell Technology Group Ltd.                                    602
   27,180   Maxim Integrated Products, Inc.                                  697
   18,059   Microchip Technology, Inc.                                       597
   92,066   Micron Technology, Inc.*                                         581
   57,672   NVIDIA Corp.*                                                    797
  106,684   Texas Instruments, Inc.                                        3,061
   24,598   Xilinx, Inc.                                                     826
                                                                        --------
                                                                          23,730
                                                                        --------
            SYSTEMS SOFTWARE (14.7%)
   15,014   BMC Software, Inc.*                                              641
   43,970   CA, Inc.                                                       1,191
   19,341   Check Point Software Technologies Ltd.*                          959
  782,906   Microsoft Corp.(a)                                            23,949
  463,649   Oracle Corp.                                                  13,770
   67,181   Symantec Corp.*                                                  982
                                                                        --------
                                                                          41,492
                                                                        --------
            Total Information Technology                                 181,725
                                                                        --------
            MATERIALS (0.4%)
            ----------------
            GOLD (0.1%)
    4,917   Randgold Resources Ltd. ADR                                      442
                                                                        --------
            SPECIALTY CHEMICALS (0.3%)
   11,241   Sigma-Aldrich Corp.                                              831
                                                                        --------
            Total Materials                                                1,273
                                                                        --------
            TELECOMMUNICATION SERVICES (0.8%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   85,477   Vodafone Group plc ADR                                         2,409
                                                                        --------
            Total Common Stocks (cost: $200,369)                         270,865
                                                                        --------

================================================================================

12  | USAA NASDAQ-100 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
(000)       SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (4.1%)

            REPURCHASE AGREEMENTS (3.8%)
 $ 10,683   State Street Bank & Trust Co., 0.01%, acquired
               on 6/29/2012 and due 7/02/2012 at $10,683
               (collateralized by $10,830 of U.S. Treasury,
               0.75%(b), due 3/31/2013; market value $10,898)           $ 10,683
                                                                        --------
            U.S. TREASURY BILLS (0.3%)
  805,000   0.11%, 11/01/2012(b),(c)                                         805
                                                                        --------
            Total Money Market Instruments (cost: $11,488)                11,488
                                                                        --------
            TOTAL INVESTMENTS (COST: $211,857)                          $282,353
                                                                        ========
--------------------------------------------------------------------------------
NUMBER OF                                              CONTRACT       UNREALIZED
CONTRACTS                               EXPIRATION       VALUE      APPRECIATION
LONG/(SHORT)  SECURITY                     DATE          (000)             (000)
--------------------------------------------------------------------------------
              FUTURES (4.2%)
      229     Nasdaq-100 Mini Index     9/21/2012       $11,953             $453
                                                        -------             ----

              TOTAL FUTURES                             $11,953             $453
                                                        =======             ====

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Common Stocks                           $270,865             $     -             $-   $270,865

Money Market Instruments:
   Repurchase Agreements                       -              10,683              -     10,683
   U.S. Treasury Bills                       805                   -              -        805
Futures*                                     453                   -              -        453
----------------------------------------------------------------------------------------------
Total                                   $272,123             $10,683             $-   $282,860
----------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                          COMMON       PREFERRED
                                                          STOCKS      SECURITIES
--------------------------------------------------------------------------------
Balance as of December 31, 2011                              $ 2             $ 1
Purchases                                                      -               -
Sales                                                          -               -
Transfers into Level 3                                         -               -
Transfers out of Level 3                                      (2)             (1)
Net realized gain (loss)                                       -               -
Change in net unrealized appreciation/depreciation             -               -
--------------------------------------------------------------------------------
BALANCE AS OF JUNE 30, 2012                                  $ -             $ -
--------------------------------------------------------------------------------

For the period of January 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

14  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES
   (a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2012.

   (b) Rate represents an annualized yield at time of purchase, not coupon rate.

   (c) Securities with a value of $805,000 are segregated as collateral for initial margin requirements on open futures contracts.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  15

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2012 (unaudited)

-------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market value (cost of $211,857)             $282,353
   Receivables:
      Capital shares sold                                                         649
      Dividends and interest                                                      164
   Variation margin on futures contracts                                          370
                                                                             --------
         Total assets                                                         283,536
                                                                             --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                     408
   Accrued management fees                                                         45
   Accrued transfer agent's fees                                                   14
   Other accrued expenses and payables                                             46
                                                                             --------
         Total liabilities                                                        513
                                                                             --------
            Net assets applicable to capital shares outstanding              $283,023
                                                                             ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                           $213,235
   Accumulated undistributed net investment income                                752
   Accumulated net realized loss on investments and futures transactions       (1,913)
   Net unrealized appreciation of investments and futures contracts            70,949
                                                                             --------
            Net assets applicable to capital shares outstanding              $283,023
                                                                             ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                 37,633
                                                                             ========
   Net asset value, redemption price, and offering price per share           $   7.52
                                                                             ========

See accompanying notes to financial statements.

================================================================================

16  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $9)                      $  1,333
   Interest                                                                    1
                                                                        --------
         Total income                                                      1,334
                                                                        --------
EXPENSES
   Management fees                                                           262
   Administration and servicing fees                                         367
   Transfer agent's fees                                                     296
   Custody and accounting fees                                                26
   Postage                                                                    20
   Shareholder reporting fees                                                 10
   Trustees' fees                                                              7
   Registration fees                                                          15
   Professional fees                                                          36
   Other                                                                      44
                                                                        --------
         Total expenses                                                    1,083
   Expenses reimbursed                                                      (108)
                                                                        --------
         Net expenses                                                        975
                                                                        --------
NET INVESTMENT INCOME                                                        359
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                         (1,617)
      Futures transactions                                                   646
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         32,802
      Futures contracts                                                      535
                                                                        --------
         Net realized and unrealized gain                                 32,366
                                                                        --------
   Increase in net assets resulting from operations                     $ 32,725
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited), and year ended December 31,
2011

--------------------------------------------------------------------------------

                                                                     6/30/2012       12/31/2011
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                              $    359         $    346
   Net realized gain (loss) on investments                              (1,617)          33,557
   Net realized gain on futures transactions                               646              440
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       32,802          (28,447)
      Futures contracts                                                    535              (92)
                                                                      -------------------------
      Increase in net assets resulting from operations                  32,725            5,804
                                                                      -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains                                                        -          (15,127)
                                                                      -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            62,694           73,007
   Reinvested dividends                                                      -           14,916
   Cost of shares redeemed                                             (30,616)         (62,439)
                                                                      -------------------------
      Increase in net assets from capital share transactions            32,078           25,484
                                                                      -------------------------
   Capital contribution from USAA Transfer Agency Company                    -                2
                                                                      -------------------------
   Net increase in net assets                                           64,803           16,163
NET ASSETS
   Beginning of period                                                 218,220          202,057
                                                                      -------------------------
   End of period                                                      $283,023         $218,220
                                                                      =========================
Accumulated undistributed net investment income:
   End of period                                                      $    752         $    393
                                                                      =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                           8,388           10,403
   Shares issued for dividends reinvested                                    -            2,274
   Shares redeemed                                                      (4,120)          (8,877)
                                                                      -------------------------
      Increase in shares outstanding                                     4,268            3,800
                                                                      =========================

See accompanying notes to financial statements.

================================================================================

18  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Asset Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    4. Repurchase agreements are valued at cost, which approximates market value.

    5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

20  | USAA NASDAQ-100 INDEX FUND

================================================================================

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the

================================================================================

22  | USAA NASDAQ-100 INDEX FUND

================================================================================

    value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2012* (IN THOUSANDS)

                                    ASSET DERIVATIVES           LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------
                             STATEMENT OF                     STATEMENT OF
                             ASSETS AND                       ASSETS AND
DERIVATIVES NOT ACCOUNTED    LIABILITIES                      LIABILITIES
FOR AS HEDGING INSTRUMENTS   LOCATION           FAIR VALUE    LOCATION       FAIR VALUE
---------------------------------------------------------------------------------------
Equity contracts             Net unrealized       $453**         -             $-
                             appreciation of
                             investments and
                             futures contracts
---------------------------------------------------------------------------------------

     *For open derivative instruments as of June 30, 2012, see the portfolio of investments, which is also indicative of activity for the six-month period ended June 30, 2012.
    **Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2012
    (IN THOUSANDS)

                                                                          CHANGE IN
                                                                          UNREALIZED
                                                         REALIZED         APPRECIATION
DERIVATIVES NOT ACCOUNTED    STATEMENT OF                GAIN (LOSS)      (DEPRECIATION)
FOR AS HEDGING INSTRUMENTS   OPERATIONS LOCATION         ON DERIVATIVES   ON DERIVATIVES
----------------------------------------------------------------------------------------
Equity contracts             Net realized gain (loss)         $646             $535
                             on futures transactions/
                             Change in net unrealized
                             appreciation/depreciation
                             of futures contracts
----------------------------------------------------------------------------------------

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments

================================================================================

24  | USAA NASDAQ-100 INDEX FUND

================================================================================

    from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2012, the Fund paid CAPCO facility fees of $1,000, which represents 0.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be

================================================================================

26  | USAA NASDAQ-100 INDEX FUND

================================================================================

carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At December 31, 2011, the Fund utilized pre-enactment capital loss carryforwards of $17,997,000 to offset capital gains. At December 31, 2011, the Fund had no pre-enactment capital loss carryforwards, for federal income tax purposes. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2011, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2012, were $32,905,000 and $4,535,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

As of June 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2012, were $84,960,000 and $14,464,000, respectively, resulting in net unrealized appreciation of $70,496,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2012, the Fund incurred management fees, paid or payable to the Manager, of $262,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's

================================================================================

28  | USAA NASDAQ-100 INDEX FUND

================================================================================

    average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to $250 million; and 0.03% of daily net assets for amounts over $250 million. For the six-month period ended June 30, 2012, the Manager incurred subadvisory fees, paid or payable to NTI, of $61,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets for the fiscal year. Prior to May 1, 2012, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $367,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2012, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2013, to limit the annual expenses of the Fund to 0.78% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2013, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2012, the Fund incurred reimbursable expenses of $108,000, of which no receivable was due from the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Prior to May 1, 2012, SAS provided transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $296,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

30  | USAA NASDAQ-100 INDEX FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                                     SIX-MONTH
                                    PERIOD ENDED
                                      JUNE 30,                         YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------------
                                        2012         2011         2010         2009             2008          2007
                                    ------------------------------------------------------------------------------
Net asset value at
  beginning of period               $   6.54     $   6.83     $   5.74     $   3.74          $  6.45      $   5.45
                                    ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income (loss)           .01          .01          .01         (.00)(a),(b)     (.01)(a)      (.02)(a)
  Net realized and
    unrealized gain (loss)               .97          .19         1.09         2.00(a)         (2.70)(a)      1.02(a)
                                    ------------------------------------------------------------------------------
Total from investment operations         .98          .20         1.10         2.00(a)         (2.71)(a)      1.00(a)
                                    ------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    -            -         (.01)           -                -             -
  Realized capital gains                   -         (.49)           -            -                -             -
                                    ------------------------------------------------------------------------------
Total distributions                        -         (.49)        (.01)           -                -             -
                                    ------------------------------------------------------------------------------
Net asset value at end
  of period                         $   7.52     $   6.54     $   6.83     $   5.74          $  3.74      $   6.45
                                    ==============================================================================
Total return (%)*                      14.98         2.90        19.14        53.48           (42.02)        18.35
Net assets at end of
  period (000)                      $283,023     $218,220     $202,057     $159,254          $94,024      $149,358
Ratios to average net assets:**
  Expenses (%)(c)                        .74(e)       .78          .78          .78              .78           .78(d)
  Expenses, excluding
    reimbursements (%)(c)                .83(e)       .95         1.02         1.11             1.08          1.01
  Net investment income (loss) (%)       .27(e)       .16          .15         (.04)            (.26)         (.27)
Portfolio turnover (%)                     2           27            5            4                7            14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2012, average net assets were
    $263,344,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Effective April 13, 2007, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.78% of its annual average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

EXPENSE EXAMPLE

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2012, through June 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

32  | USAA NASDAQ-100 INDEX FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                        BEGINNING                ENDING              DURING PERIOD*
                                      ACCOUNT VALUE           ACCOUNT VALUE         JANUARY 1, 2012 -
                                      JANUARY 1, 2012         JUNE 30, 2012           JUNE 30, 2012
                                      ---------------------------------------------------------------
Actual                                   $1,000.00             $1,149.85**               $3.96**

Hypothetical
 (5% return before expenses)              1,000.00              1,021.18**                3.72**

 * Expenses are equal to the Fund's annualized expense ratio of 0.74%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 14.98% for the six-month period of January 1, 2012, through June 30, 2012.

** The Fund's annualized expense ratio of 0.74% above reflects a decrease in administration and servicing fees from 0.35% to 0.15%, and an decrease in transfer agent's fees from 0.23% to 0.20%, effective May 1, 2012. Had this decrease been in effect for the entire six-month period of January 1, 2012, through June 30, 2012, the Fund's expense ratio would have been 0.65%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                                     EXPENSES PAID
                                        BEGINNING                ENDING              DURING PERIOD*
                                      ACCOUNT VALUE           ACCOUNT VALUE         JANUARY 1, 2012 -
                                      JANUARY 1, 2012         JUNE 30, 2012           JUNE 30, 2012
                                      ---------------------------------------------------------------
Actual                                   $1,000.00             $1,149.85                 $3.47

Hypothetical
 (5% return before expenses)              1,000.00              1,021.63                  3.27

================================================================================

                                                           EXPENSE EXAMPLE |  33

================================================================================

ADVISORY AGREEMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

================================================================================

34  | USAA NASDAQ-100 INDEX FUND

================================================================================

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

================================================================================

                                                       ADVISORY AGREEMENTS |  35

================================================================================

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, pure-index retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies

================================================================================

36  | USAA NASDAQ-100 INDEX FUND

================================================================================

that includes all front-end and no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any reimbursements - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, was equal to the median of its expense group and above the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also considered the level of correlation between the Nasdaq-100 Index and the Fund and the relatively low tracking error between the Fund and the index and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account management's discussion of the Fund's expenses and the Manager's current undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with similar classifications/objectives as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2011. The Board also noted that the Fund's percentile

================================================================================

                                                       ADVISORY AGREEMENTS |  37

================================================================================

performance ranking was in the top 10% of its performance universe for the one-year period ended December 31, 2011 and in the top 5% of its performance universe for the three- and five-year periods ended December 31, 2011. The Trustees also noted management's discussion of the Fund's performance relative to its benchmark.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted the current size of the Fund and that the Manager has reimbursed a portion of its management fees for the Fund and also pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers

================================================================================

38  | USAA NASDAQ-100 INDEX FUND

================================================================================

and expense reimbursement arrangements by the Manager and the fact that the Manager pays the Fund's subadvisory fees. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund, if any, is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

================================================================================

                                                       ADVISORY AGREEMENTS |  39

================================================================================

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include:
(i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and
(iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser and the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

================================================================================

40  | USAA NASDAQ-100 INDEX FUND

================================================================================

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, and five-year periods ended December 31, 2011, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                       ADVISORY AGREEMENTS |  41

================================================================================

TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     USAA Asset Management Company
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       USAA Investment Management Company
DISTRIBUTOR                           P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "My Accounts" on
SELF-SERVICE 24/7                     USAA.COM select "Investments,"
AT usaa.com                           then "Mutual Funds"

OR CALL                               Under "Investments" view
(800) 531-USAA                        account balances, or click
        (8722)                        "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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   37758-0812                                (C)2012, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     08/24/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.